Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2019	$ 33,392
2020	414,297
2021	16,230
2022	6,833
2023 and thereafter	48,299
Total	$ 519,051	$ 510,632